Semi-Annual Report

                            For the Six Months Ended
                               September 30, 1998

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

October 20, 1998

Dear Shareholders:

October 1, 1998 marked the fifth anniversary of the Women's Equity Mutual Fund. We are pleased to have heard from many of you who have given us so much support and encouragement about our work. Your input tells us that while we still have much to do to improve the status of women in the workplace, we have made some inroads that we can celebrate.

As of September 30, 1998, the Fund's average annual total returns are as follows:

                                           One              Three             Five        From Inception
                                          Year              Years             Years         at 10/1/93


Pro-Conscience
Women's Equity Mutual Fund               11.56%            17.22%            12.93%           12.93%

Over the summer the market was jolted by continuing turmoil in Asia, concerns about the Russian economy, and the potential spread of emerging market problems to South America. In the first half of 1998, we actually benefitted from the problems in Asian countries. As the value of their currencies fell, so did the cost of the commodities and goods we bought from them. But devalued currencies in Asia also made it more expensive for them to buy US goods, putting pressure on the earnings of US corporations.

There is hope that the Japanese economy will improve if banks take advantage of a government plan to be made into law to give banks public funds to boost balance sheets and enable them to lend more and alleviate the credit crunch. As Japan recovers, it will be in a better position to help other Asian countries back to recovery.

Since the beginning of October we have seen a market gain of about 10 percent bolstered by better-than-expected earnings and interest rate cuts by the Federal Reserve to keep the economy on track.

We will continue to experience many uncertainties in the coming months and we need to constantly remind ourselves that the best protection for investors is keeping a well-diversified portfolio and that investments in equities are for the long-term.

We hope you will continue to provide us with comments and suggestions and we thank you for your support.

Sincerely yours,

/s/

Linda C.Y. Pei
President

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace


SCHEDULE OF INVESTMENTS at September 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 99.7%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Computer Services: 0.9%
       2,000         Affiliated Computer Services, Inc., Class A *...........................             $ 61,000
                                                                                                          --------

                     Consumer Durables: 2.3%
       2,400         Harley-Davidson, Inc....................................................               70,500
       1,500         Honda Motor Company, Ltd................................................               91,031
                                                                                                            ------
                                                                                                           161,531
                                                                                                           -------
                     Consumer Products and Services: 12.5%
       2,600         American Greetings Corp., Class A.......................................              102,863
       4,000         Avon Products, Inc......................................................              112,250
       2,700         Coca-Cola Company.......................................................              155,587
       2,500         Colgate-Palmolive Company...............................................              171,250
       4,844         Dollar General Corp.....................................................              128,965
       2,600         Gillette Company........................................................               99,450
       4,000         Jones Apparel Group, Inc................................................               91,750
                                                                                                            ------
                                                                                                           862,115
                                                                                                           -------
                     Energy and Resources: 1.4%
       1,800         Amoco Corp..............................................................               96,975
                                                                                                            ------

                     Financial Services: 14.8%
         900         American International Group, Inc.......................................               69,300
       1,600         BankAmerica Corp........................................................               96,200
       4,000         BankBoston Corp.........................................................              132,000
       2,000         Chubb Corp..............................................................              126,000
       2,800         Federal National Mortgage Association...................................              179,900
       1,800         First Tennessee National Corp...........................................               49,162
       1,500         NationsBank Corp........................................................               80,250
       5,250         Norwest Corp............................................................              188,016
       2,000         UNUM Corp...............................................................               99,375
                                                                                                            ------
                                                                                                         1,020,203
                                                                                                         ---------
                     Food - Baking: 2.1%
       4,700         Earthgrains Company.....................................................              145,406
                                                                                                           -------

See accompanying Notes to Financial Statements.

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace


SCHEDULE OF INVESTMENTS at September 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Furnishings: 5.4%
       4,000         Herman Miller, Inc......................................................             $ 79,000
       7,800         Leggett & Platt, Inc....................................................              161,850
       2,900         Newell Company..........................................................              133,581
                                                                                                           -------
                                                                                                           374,431
                                                                                                           -------
                     Health Care: 18.5%
       3,800         Becton, Dickinson and Company...........................................              156,275
       2,800         Johnson & Johnson.......................................................              219,100
       4,200         Medtronic, Inc..........................................................              243,075
       1,800         Merck & Company, Inc....................................................              233,213
       2,900         Schering-Plough Corp....................................................              300,331
       3,700         Stryker Corp.*..........................................................              125,800
                                                                                                           -------
                                                                                                         1,277,794
                                                                                                         ---------
                     Industrial Materials: 1.2%
       2,600         Praxair, Inc............................................................               84,988
                                                                                                            ------

                     Instruments: 1.2%
       2,400         Teleflex, Inc...........................................................               84,000
                                                                                                            ------

                     Media and Publishing: 1.3%
       3,600         Walt Disney Company.....................................................               91,125
                                                                                                            ------

                     Oil & Gas Producers: 1.3%
       1,000         British Petroleum Company, PLC..........................................               87,250
                                                                                                            ------

                     Power Supply Equipment: 1.0%
       2,000         Hubbell, Inc., Class B..................................................               71,000
                                                                                                            ------

                     Producer Products: 4.1%
       5,000         Baldor Electric Company.................................................              109,375
       3,250         Illinois Tool Works, Inc................................................              177,125
                                                                                                           -------
                                                                                                           286,500
                                                                                                           -------
                     Publishing Newspapers: 1.3%
       3,000         McClatchy Company, Class A..............................................               90,000
                                                                                                            ------
See accompanying Notes to Financial Statements.

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace


SCHEDULE OF INVESTMENTS at September 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Retail: 3.2%
       3,500         BJ's Wholesale Club, Inc.*..............................................            $ 128,625
       2,000         Costco Companies, Inc...................................................               94,750
                                                                                                            ------
                                                                                                           223,375
                                                                                                           -------
                     Technology: 14.3%
       1,300         Automatic Data Processing, Inc..........................................               97,175
       3,375         Cisco Systems, Inc......................................................              208,617
       1,200         Hewlett-Packard Company.................................................               63,525
       1,300         Intel Corp..............................................................              111,475
       3,000         Microsoft Corp.*........................................................              330,188
       2,500         Sanmina Corp............................................................               70,312
       1,300         Xerox Corp..............................................................              110,175
                                                                                                           -------
                                                                                                           991,467
                                                                                                           -------
                     Telecommunications - Equipment: 6.8%
       3,500         Aliant Communications, Inc..............................................               86,625
       3,400         Century Telephone Enterprises, Inc......................................              160,650
       3,200         Lucent Technologies, Inc................................................              221,000
                                                                                                           -------
                                                                                                           468,275
                                                                                                           -------
                     Transportation: 1.2%
       4,050         Southwest Airlines Company..............................................               81,000
                                                                                                            ------

                     Utilities: 4.9%
       2,100         BellSouth Corp..........................................................              158,025
       4,000         SBC Communications, Inc.................................................              177,750
                                                                                                           -------
                                                                                                           335,775
                                                                                                           -------

                     Total Investment in Securities (cost $4,897,359+): 99.7%................            6,894,210
                     Other Assets less Liabilities: 0.3%.....................................               23,600
                                                                                                            ------
                     Total Net Assets: 100.0% ...............................................           $6,917,810
                                                                                                        ==========

*Non-income producing security.


See accompanying Notes to Financial Statements.

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace


SCHEDULE OF INVESTMENTS at September 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

+At September 30, 1998,  the cost of securities for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                           Gross unrealized appreciation.....................................           $2,197,740
                           Gross unrealized depreciation.....................................             (200,889)
                                                                                                          --------
                                 Net unrealized appreciation................................            $1,996,851
                                                                                                        ==========

See accompanying Notes to Financial Statements.

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace


STATEMENT OF ASSETS AND LIABILITIES at September 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $4,897,359)..................................          $ 6,894,210
      Cash...................................................................................               84,718
      Receivables:
            Due from Advisor.................................................................                3,011
            Fund shares sold.................................................................                1,256
            Dividends and interest...........................................................                5,228
      Prepaid expenses.......................................................................                6,117
                                                                                                             -----
                  Total assets ..............................................................            6,994,540
                                                                                                         ---------

LIABILITIES
      Payable for securities purchased.......................................................               45,450
      Accrued audit fees.....................................................................                9,074
      Accrued expenses ......................................................................               22,206
                                                                                                            ------
                  Total liabilities..........................................................               76,730
                                                                                                            ------


NET ASSETS     ..............................................................................          $ 6,917,810
                                                                                                       ===========


      Net asset value, offering and redemption price per share
            ($6,917,810/416,090 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $16.63
                                                                                                            ======


COMPONENTS OF NET ASSETS
      Paid-in capital........................................................................          $ 4,821,087
      Accumulated net investment loss........................................................              (20,220)
      Undistributed net realized gain on investments.........................................              120,092
      Net unrealized appreciation on investments.............................................            1,996,851
                                                                                                         ---------
            Net assets ......................................................................          $ 6,917,810
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace


STATEMENT  OF  OPERATIONS  -  For  the  Six  Months  Ended  September  30,  1998
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 35,999
            Interest.........................................................................                2,368
                                                                                                             -----
                  Total income...............................................................               38,367
                                                                                                            ------
      Expenses
            Advisory fees....................................................................               39,527
            Administration fee...............................................................               15,041
            Distribution fees................................................................                9,205
            Transfer agent fees..............................................................                9,040
            Fund accounting fees.............................................................                8,418
            Audit fee........................................................................                7,094
            Registration fees ...............................................................                4,925
            Custody fees.....................................................................                3,618
            Reports to shareholders..........................................................                2,513
            Trustee fees ....................................................................                2,003
            Legal fees.......................................................................                1,503
            Miscellaneous....................................................................                1,256
            Sub-Advisory fees................................................................                  556
                                                                                                               ---
                  Total expenses.............................................................              104,699
                  Less: expenses waived and reimbursed.......................................              (49,417)
                                                                                                           -------
                  Net expenses...............................................................               55,282
                                                                                                            ------
                        Net investment loss   ...............................................              (16,915)
                                                                                                           -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain from security transactions ..........................................               91,097
      Net change in unrealized appreciation on investments ..................................             (685,570)
                                                                                                          --------
                  Net realized and unrealized loss on investments ...........................             (594,473)
                                                                                                          --------
                        Net decrease in net assets resulting from operations ................           $ (611,388)
                                                                                                        ==========

See accompanying Notes to Financial Statements.

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace


STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six Months            Year
                                                                                      Ended              Ended
                                                                               September 30, 1998#  March 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss  ...............................................              $ (16,915)          $ (14,155)
   Net realized gain from security transactions .......................                 91,097              87,152
   Net change in unrealized appreciation on investments................               (685,570)          2,196,962
                                                                                      --------           ---------
      Net (decrease) increase in net assets resulting
        from operations ...............................................               (611,388)          2,269,959
                                                                                      --------           ---------

DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on investments....................................                  -0-               (54,283)
                                                                                          -                -------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from net change in
      outstanding shares (a) ..........................................                557,936             310,806
                                                                                       -------             -------
      Total (decrease) increase in net assets .........................                (53,452)          2,526,482

NET ASSETS
   Beginning of period.................................................              6,971,262           4,444,780
                                                                                     ---------           ---------
End of period ........................................................              $6,917,810          $6,971,262
                                                                                    ==========          ==========

(a) A summary of capital shares transactions is as follows:

                                                              Six Months Ended                  Year Ended
                                                             September 30, 1998#              March 31, 1998
                                                          Shares           Value          Shares          Value
Shares sold ......................................         49,773        $ 903,503         79,313       $1,193,662
Shares issued in reinvestment of distribution.....           -0-             -0-            3,414           52,744
Shares redeemed ..................................        (19,476)        (345,567)       (64,217)        (935,600)
                                                          -------         --------        -------         --------
Net increase......................................         30,297        $ 557,936         18,510        $ 310,806
                                                           ======        =========         ======        =========

#Unaudited.

See accompanying Notes to Financial Statements.

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                    Six Months                                                    October 1, 1993*
                                      Ended                     Year Ended March 31,                   through
                                September 30, 1998# 1998         1997         1996         1995    March 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
  of period........................   $18.07       $12.10       $11.22       $ 9.93       $10.46        $10.00
                                      ------       ------       ------       ------       ------        ------
Income from investment operations:
   Net investment income (loss) ....   (0.04)       (0.04)       (0.01)        0.01         0.36         (0.01)
   Net realized and unrealized
      gain (loss) on investments ...   (1.40)        6.16         0.90         1.59        (0.28)         0.47
                                       -----         ----         ----         ----        -----          ----
Total from investment operations....   (1.44)        6.12         0.89         1.60         0.08          0.46
                                       -----         ----         ----         ----         ----          ----
Less distributions:
   From net investment income.......    0.00         0.00        (0.01)       (0.31)       (0.02)         0.00
   From net capital gains ..........    0.00        (0.15)        0.00         0.00        (0.59)         0.00
                                        ----        -----         ----         ----        -----          ----
Total distributions.................    0.00        (0.15)       (0.01)       (0.31)       (0.61)         0.00
                                        ----        -----        -----        -----        -----          ----
Net asset value, end of period .....  $16.63       $18.07       $12.10       $11.22       $ 9.93        $10.46
                                      ======       ======       ======       ======       ======        ======


Total return .......................   (7.97)%      50.77%        7.92%       16.17%        0.97%         4.60%


Ratios/supplemental data:
Net assets, end of
  period (millions)................. $  6.9        $  7.0       $  4.4       $  3.3       $  1.5       $  0.6
Ratio of expenses to
  average net assets:
   Before expense reimbursement
     and waiver.....................    2.84%+       3.12%        4.09%        4.75%        8.69%        21.93%+
   After expense reimbursement
     and waiver.....................    1.50%+       1.50%        1.50%        1.50%        1.50%         1.50%+
Ratio of net investment income
  (loss) to average net assets:
   Before expense reimbursement
     and waiver.....................   (1.80)%+     (1.88)%      (2.64)%      (1.97)%      (1.97)%      (20.74)%+
   After expense reimbursement
     and waiver.....................   (0.46)%+     (0.26)%      (0.05)%       1.28%        5.22%         0.31%+

Portfolio turnover rate ............    5.03%       27.21%       51.13%      120.64%      705.88%       139.26%

*Commencement of operations.

+Annualized.

#Unaudited.

See accompanying Notes to Financial Statements.

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace


NOTES TO FINANCIAL STATEMENTS at September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION
      The Pro-Conscience Women's Equity Mutual Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's primary investment objective is to provide long-term capital appreciation. The Fund began operations on October 1, 1993.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.


NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
      For the  six  months  ended  September  30,  1998,  Pro-Conscience  Funds,
Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended September 30, 1998, the Fund incurred $39,527 in Advisory fees. In order to maintain the Fund's operating expenses at 1.50% of average daily net assets, the Advisor has waived a portion of its fee and reimbursed expenses totaling $49,417 for the six months ended

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace


NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------
      September 30, 1998. United States Trust Company of Boston (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

      Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

            Under $15 million            $30,000
            $15 to $50  million          0.20% of  average  daily net assets
            $50 to $100 million          0.15% of average daily net assets
            $100 to $150 million         0.10% of average daily net assets
            Over $150 million            0.05% of average daily net assets

      For the six months ended September 30, 1998, the Fund incurred $15,041 in Administration fees.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.


NOTE 4 - DISTRIBUTION PLAN
      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended September 30, 1998, the Fund paid fees of $9,205 to the Advisor.


NOTE 5 - PURCHASES AND SALES OF SECURITIES
      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended September 30, 1998, were $1,011,800 and $353,917, respectively.

                                     Advisor
                           Pro-Conscience Funds, Inc.
                          625 Market Street, 16th Floor
                         San Francisco, California 94105
                                 (415) 547-9135
                                        o
                                   Distributor
                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018
                                        o
                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                        o
                                 Transfer Agent
                          American Data Services, Inc.
                                  P.O. Box 5536
                               Hauppauge, NY 11788
                                 (800) 282-2340
                                        o
                                    Auditors
                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19101
                                        o
                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104


     This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

     Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.